Income taxes (Schedule of Components of Income Tax Expense (Recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Current income tax expense	$ 408	$ 161
Deferred income tax expense (recovery)	260	(588)
Income tax expense (recovery)	$ 668	$ (427)